Loss per share - Calculation of Loss per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Earnings per share [line items]
Net profit (loss)	$ (20,650,375)	$ (7,848,142)	$ 7,896,265	$ (14,693,465)	$ (226,559,288)	$ (9,275,962)	$ (4,100,782)
Weighted average number of ordinary shares, basic (in shares)	168,971,679	95,060,429	166,365,628	94,254,557	110,119,135	82,571,828	71,891,372
Stock options (in shares)	0	0	3,840,066	0
Restricted share units (in shares)	0	0	1,493,766	0
Effect of dilutive securities (in shares)	0	0	5,334,929	0
Weighted average number of ordinary shares, diluted (in shares)	168,971,679	95,060,429	171,700,557	94,254,557
Basic loss per share (in dollars per share)	$ (0.12)	$ (0.08)	$ 0.05	$ (0.16)
Diluted loss per share (in dollars per share)	$ (0.12)	$ (0.08)	$ 0.05	$ (0.16)
Convertible debt
Earnings per share [line items]
Convertible debt (in shares)	0	0	0	0
Warrants
Earnings per share [line items]
Convertible debt (in shares)	0	0	1,097	0